Document and Entity Information	0 Months Ended
Sep. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 25, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Sep. 25, 2013
Document Effective Date	Sep. 25, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Global Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	DGPAX
Dreyfus Global Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	DGPCX
Dreyfus Global Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	DGPIX
Dreyfus Global Absolute Return Fund | Class Y
Risk/Return:
Trading Symbol	DGPYX
Global Alpha Fund | Class A
Risk/Return:
Trading Symbol	AVGAX
Global Alpha Fund | Class C
Risk/Return:
Trading Symbol	AVGCX
Global Alpha Fund | Class I
Risk/Return:
Trading Symbol	AVGRX
Global Alpha Fund | Class Y
Risk/Return:
Trading Symbol	AVGYX